Summary of Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Tax losses (Capital)	$ 29,255	$ 29,363
Tax losses (Income)	134,588	96,671
Deductible temporary differences	5,224	4,153
Total	$ 169,067	$ 130,187